Consolidated Statements of Comprehensive Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Net premiums earned	$ 36,192.4	$ 30,933.3	$ 25,729.9
Investment income	1,042.0	820.5	563.1
Net realized gains (losses) on securities:
Net realized gains (losses) on security sales	334.6	170.7
Net holding period gains (losses) on securities	757.9	(507.9)
Net impairment losses recognized in earnings	(63.3)	(68.3)	(64.5)
Total net realized gains (losses) on securities	1,029.2	(405.5)
Net realized gains (losses) on security sales			115.7
Net holding period gains (losses) on securities			(1.6)
Total net realized gains (losses) on securities			49.6
Fees and other revenues	563.7	472.2	370.6
Service revenues	195.0	158.5	126.8
Other gains (losses)	0.0	0.0	(1.0)
Total revenues	39,022.3	31,979.0	26,839.0
Expenses
Losses and loss adjustment expenses	25,470.5	21,721.0	18,808.0
Policy acquisition costs	3,023.2	2,573.7	2,124.9
Other underwriting expenses	4,975.1	4,195.8	3,480.7
Investment expenses	24.6	24.3	23.9
Service expenses	178.9	134.1	109.5
Interest expense	189.7	166.5	153.1
Total expenses	33,862.0	28,815.4	24,700.1
Net Income
Income before income taxes	5,160.3	3,163.6	2,138.9
Provision for income taxes	1,180.3	542.6	540.8
Net income	3,980.0	2,621.0	1,598.1
Net (income) loss attributable to noncontrolling interest (NCI)	(9.7)	(5.7)	(5.9)
Net income attributable to Progressive	3,970.3	2,615.3	1,592.2
Changes in:
Total net unrealized gains (losses) on fixed-maturity securities	466.4	(99.3)	355.4
Net unrealized losses on forecasted transactions	0.8	0.8	(5.4)
Foreign currency translation adjustment	0.0	0.0	1.1
Other comprehensive income (loss)	467.2	(98.5)	351.1
Other comprehensive (income) loss attributable to NCI	(4.6)	3.3	(2.3)
Comprehensive income attributable to Progressive	4,432.9	2,520.1	1,941.0
Computation of Earnings Per Common Share
Net income attributable to Progressive	3,970.3	2,615.3	1,592.2
Less: Preferred share dividends	26.9	21.4	0.0
Net income available to common shareholders	$ 3,943.4	$ 2,593.9	$ 1,592.2
Average common shares outstanding - Basic	583.8	582.4	580.8
Net effect of dilutive stock-based compensation	3.4	4.3	4.9
Total average equivalent common shares - Diluted	587.2	586.7	585.7
Basic: Earnings per share (usd per share)	$ 6.75	$ 4.45	$ 2.74
Diluted: Earnings per share (usd per share)	$ 6.72	$ 4.42	$ 2.72